Citigroup Mortgage Loan Trust 2024-CMI1

Exhibit 99.1 - Schedule 4(b)

Delinquency Summary

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	276	98.22%
Delinquency, No Missing Data	5	1.78%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	281	100.00%